Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 13 C)	$ 80,783,100	$ 77,125,513
Provision for trails in process (Note 19)	10,510,696	8,321,816
Provision for environmental costs	10,526,292	9,178,555
Provisions	$ 101,820,088	$ 94,625,884